Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	$ 116,633	$ 105,949	$ 94,181
Property and equipment, net	160,082	167,145	179,997
Deferred tax asset	7,947	10,608	2,757
Other assets	7,604	7,196	6,435
Total current assets of discontinued operations	7,176	12,975	56,773
valuation allowance		631	4,983
Long term deferred tax asset	146
Total assets of discontinued operations	7,322	12,975	56,773
Accounts payable	46,041	31,683	39,509
Total current liabilities of discontinued operations	7,791	45,313	15,381
Total long-term debt	389,724	515,848	516,323
Deferred tax liability	8,307	10,702	4,457
Total long-term liabilities of discontinued operations	41,253	51,293	338
FSX Service [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Long term deferred tax asset	146
Total assets of discontinued operations	7,090	12,660	49,581
Total long-term debt	41,253
Logistics [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
valuation allowance		631	4,983
Long term deferred tax asset
Total assets of discontinued operations	232	315	7,192
Discontinued Operations [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	639	4,707	28,642
Property and equipment, net	6,022	6,031	15,381
Deferred tax asset	300	620	874
Other assets	215	1,617	16,859
Total current assets of discontinued operations	7,176	12,975	61,756
Accounts payable	539	1,327	4,794
Current restructuring liabilities	6,462	41,337
Other current liabilities	790	2,649	10,587
Total current liabilities of discontinued operations	7,791	45,313	15,381
Deferred tax liability		184	338
Long-term portion of vessel lease obligation		51,109
Total long-term liabilities of discontinued operations	41,253	51,293	338
Total liabilities of discontinued operations	49,044	96,606	15,719
Discontinued Operations [Member] | FSX Service [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	407	4,414	18,014
Property and equipment, net	6,022	6,031	14,660
Deferred tax asset	300	620	226
Other assets	215	1,595	16,681
Total current assets of discontinued operations	6,944	12,660	49,581
Accounts payable	539	1,312	3,904
Current restructuring liabilities	6,462	41,337
Other current liabilities	790	2,649	7,778
Total current liabilities of discontinued operations	7,791	45,298	11,682
Deferred tax liability		184	338
Long-term portion of vessel lease obligation		51,109
Total long-term liabilities of discontinued operations	41,253	51,293	338
Total liabilities of discontinued operations	49,044	96,591	12,020
Discontinued Operations [Member] | Logistics [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	232	924	10,628
Property and equipment, net			721
Deferred tax asset			648
Other assets		22	178
Total current assets of discontinued operations	232	315	12,175
Accounts payable		15	890
Other current liabilities			2,809
Total current liabilities of discontinued operations		15	3,699
Total liabilities of discontinued operations		$ 15	$ 3,699